MASSMUTUAL SELECT FUNDS
Supplement dated December 20, 2018 to the
Prospectus dated February 1, 2018 and the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective January 1, 2019, the following information replaces similar information found under the heading Portfolio Manager in the section titled Management (page 51 of the Prospectus):
Portfolio Managers: Paul E. Marrkand, CFA is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since February 2012. Mr. Marrkand is expected to retire at the end of December 2019.
Joel Thomson, is a Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since January 2019.
Effective January 1, 2019, the following information replaces similar information for Wellington Management Company LLP (“Wellington Management”) found on page 136 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Paul E. Marrkand, CFA
is a portfolio manager of the Fundamental Growth Fund. Mr. Marrkand is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2005. Mr. Marrkand is expected to retire at the end of December 2019.
Effective January 1, 2019 , the following information supplements the information for Wellington Management found on page 136 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Joel Thomson, CFA
is a portfolio manager of the Fundamental Growth Fund. Mr. Thomson is a Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2008.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-18-10
FG-18-01

MASSMUTUAL SELECT FUNDS
Supplement dated December 20, 2018 to the
Statement of Additional Information dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective January 1, 2019, the following information replaces similar information for Wellington Management Company LLP related to the Fundamental Growth Fund found on page B-342 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the Fundamental Growth Fund are Paul E. Marrkand and Joel Thomson.
Effective January 1, 2019, the following information supplements the information for Wellington Management Company LLP related to the Fundamental Growth Fund found on page B-343 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Joel Thomson
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of September 30, 2018.

**
Does not include the Fundamental Growth Fund.

Ownership of Securities:
As of September 30, 2018, Mr. Thomson did not own any shares of the Fundamental Growth Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-18-08